General information and significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of significant accounting policies
General information and significant accounting policies
Company
Scorpio Tankers Inc. and its subsidiaries (together “we”, “our” or the “Company”) are engaged in the seaborne transportation of refined petroleum products in the international shipping markets. Scorpio Tankers Inc. was incorporated in the Republic of the Marshall Islands on July 1, 2009. On April 6, 2010, we closed on our initial public offering, and the common stock currently trades on the New York Stock Exchange under the symbol STNG.
Our fleet as of December 31, 2018 consisted of 109 owned or finance leased product tankers (14 Handymax, 45 MR, 12 LR1 and 38 LR2) and 11 time or bareboat chartered-in product tankers (seven Handymax and four MR).
Our vessels are commercially managed by Scorpio Commercial Management S.A.M., or SCM, which is majority owned by the Lolli-Ghetti family of which Mr. Emanuele Lauro, our Chairman and Chief Executive Officer, and Mr. Filippo Lauro, our Vice President, are members. SCM’s services include securing employment, in pools, in the spot market, and on time charters.
Our vessels are technically managed by Scorpio Ship Management S.A.M., or SSM, which is majority owned by the Lolli-Ghetti family. SSM facilitates vessel support such as crew, provisions, deck and engine stores, insurance, maintenance and repairs, and other services necessary to operate the vessels such as drydocks and vetting/inspection under a technical management agreement.
We also have an administrative services agreement with Scorpio Services Holding Limited, or SSH, which is majority owned by the Lolli-Ghetti family. The administrative services provided under this agreement primarily include accounting, legal compliance, financial, information technology services, and the provision of administrative staff and office space, which are contracted to subsidiaries of SSH. We pay our managers fees for these services and reimburse them for direct or indirect expenses that they incur in providing these services.
Basis of accounting
The consolidated financial statements incorporate the financial statements of Scorpio Tankers Inc. and its subsidiaries. The consolidated financial statements have been presented in United States dollars, or USD or $, which is the functional currency of Scorpio Tankers Inc. and all its subsidiaries, and have been authorized for issue by the Board of Directors on March 15, 2019. The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards, or IFRS, as issued by the International Accounting Standards Board and on a historical cost basis, except for the revaluation of certain financial instruments.
All inter-company transactions, balances, income and expenses were eliminated on consolidation.
Reverse stock split
On January 18, 2019, the Company effected a one-for-ten reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The par value was not adjusted as a result of the reverse stock split.
Going concern
The financial statements have been prepared in accordance with the going concern basis of accounting as described further in the “Liquidity risk” section of Note 24.
Significant Accounting Policies
The following is a discussion of our significant accounting policies that were in effect during the years ended December 31, 2018, 2017 and 2016.
Revenue recognition
Beginning on January 1, 2018, we changed the methodology for recognizing revenue and voyage expenses related to certain revenue streams to comply with the new accounting standards.
IFRS 15, Revenue from Contracts with Customers, was issued by the International Accounting Standards Board on May 28, 2014. IFRS 15 amends the existing accounting standards for revenue recognition and is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products or services are transferred to customers. IFRS 15 applies to an entity's first annual IFRS financial statements for a period beginning on or after January 1, 2018. The standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption (the “modified retrospective method”). We have applied the modified retrospective method upon the date of transition.
Revenue earned by our vessels is comprised of pool revenue, time charter revenue and voyage revenue.

(1)
Pool revenue for each vessel is determined in accordance with the profit sharing terms specified within each pool agreement. In particular, the pool manager aggregates the revenues and expenses of all of the pool participants and distributes the net earnings to participants based on:

•	the pool points attributed to each vessel (which are determined by vessel attributes such as cargo carrying capacity, fuel consumption, and construction characteristics); and

•	the number of days the vessel participated in the pool in the period.

(2)
Time charter agreements are when our vessels are chartered to customers for a fixed period of time at rates that are generally fixed, but may contain a variable component based on inflation, interest rates, or current market rates.

(3)	Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate.
Of these revenue streams, revenue generated from voyage charter agreements is within the scope of IFRS 15. Revenue generated from pools and time charters is accounted for as revenue earned under operating leases. Accordingly, the implementation of IFRS 15 did not have an effect on the revenue recognized from the pools or time charters, however these arrangements will be impacted by IFRS 16, Leases, which is effective for annual periods beginning on or after January 1, 2019 and is discussed further below. The accounting for our different revenue streams is as follows:
Spot market revenue
For vessels operating in the spot market, we recognize revenue ‘over time’ as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the vessel. Under IFRS 15, the time period over which revenue is recognized has changed from the previous accounting standard. Prior to the effective date of IFRS 15, revenue from voyage charter agreements was recognized as voyage revenue on a pro-rata basis over the duration of the voyage on a discharge to discharge basis. In the application of this policy, we did not begin recognizing revenue until (i) the amount of revenue could be measured reliably, (ii) it was probable that the economic benefits associated with the transaction would flow to the entity, (iii) the transactions stage of completion at the balance sheet date could be measured reliably, and (iv) the costs incurred and the costs to complete the transaction could be measured reliably. However, under IFRS 15, the performance obligation has been identified as the transportation of cargo from one point to another. Therefore, in a spot market voyage under IFRS 15, revenue is now recognized on a pro-rata basis commencing on the date that the cargo is loaded and concluding on the date of discharge.
At December 31, 2017, we had two vessels operating in the spot market and the cumulative effect of the application of IFRS 15 under the modified retrospective method resulted in a $3,888 reduction in the opening balance of accumulated deficit on January 1, 2018.
The following table summarizes the impact of adopting IFRS 15 on the Company's statement of income or loss and statement of comprehensive income or loss for the year ended December 31, 2018 for each of the line items affected. There was no impact on the Company's balance sheet at December 31, 2018 as the Company did not have any vessels operating in the spot market on that date. Additionally, there was no material impact on the statement of cash flows for the year ended December 31, 2018.

In thousands of U.S. dollars	Amounts after adoption of IFRS 15	Adjustments	Amounts without adoption of IFRS 15
Revenue
Vessel revenue	$585,047	$(173)	$584,874

Operating expenses
Voyage expenses	(5,146)	177	(4,969)
Total operating expenses	(574,505)	177	(574,328)
Net loss	$(190,071)	$4	$(190,067)

Total comprehensive loss	$(190,071)	$4	$(190,067)

Pool revenue
We recognize pool revenue on a monthly basis, when the vessel has participated in a pool during the period and the amount of pool revenue for the month can be estimated reliably. We receive estimated vessel earnings based on the known number of days the vessel has participated in the pool, the contract terms, and the estimated monthly pool revenue. On a quarterly basis, we receive a report from the pool which identifies the number of days the vessel participated in the pool, the total pool points for the period, the total pool revenue for the period, and the calculated share of pool revenue for the vessel. We review the quarterly report for consistency with each vessel’s pool agreement and vessel management records. The estimated pool revenue is reconciled quarterly, coinciding with our external reporting periods, to the actual pool revenue earned, per the pool report. Consequently, in our financial statements, reported revenues represent actual pooled revenues. While differences do arise in the performance of these quarterly reconciliations, such differences are not material to total reported revenues.
Time charter revenue
Time charter revenue is recognized as services are performed based on the daily rates specified in the time charter contract.
Voyage expenses
Voyage expenses primarily include bunkers, port charges, canal tolls, cargo handling operations and brokerage commissions paid by us under voyage charters. Prior to the implementation of IFRS 15 on January 1, 2018, voyage costs were expensed ratably over the estimated length of each voyage, which can be allocated between reporting periods based on the timing of the voyage. The impact of recognizing voyage expenses ratably over the length of each voyage was not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Consistent with our revenue recognition for voyage charters prior to the implementation of IFRS 15, voyage expenses were calculated on a discharge-to-discharge basis.
Beginning on January 1, 2018, we changed the methodology for recognizing revenue and voyage expenses to comply with IFRS 15. Under IFRS 15, voyage costs incurred in the fulfillment of a voyage charter are deferred and amortized over the course of the charter commencing on the date that the cargo is loaded and concluding on the date of discharge. Voyage costs are only deferred if they (i) relate directly to such charter, (ii) generate or enhance resources to be used in meeting obligations under the charter and (iii) are expected to be recovered.
The procurement of these services is managed on our behalf by our commercial manager, SCM (see Note 17).
Vessel operating costs
Vessel operating costs, which include crewing, repairs and maintenance, insurance, stores, lubricating oil consumption, communication expenses, and technical management fees, are expensed as incurred for vessels that are owned, finance leased or bareboat chartered-in. The procurement of these services is managed on our behalf by our technical manager, SSM (see Note 17).
(Loss) / earnings per share
Basic (loss) / earnings per share is calculated by dividing net (loss) / income attributable to equity holders of the parent by the weighted average number of common shares outstanding. Diluted (loss) / earnings per share is calculated by adjusting the net (loss) / income attributable to equity holders of the parent and the weighted average number of common shares used for calculating basic (loss) / earnings per share for the effects of all potentially dilutive shares. Such dilutive common shares are excluded when the effect would be to reduce a loss per share or increase earnings per share.
In the years ended December 31, 2018, 2017 and 2016, there were potentially dilutive items as a result of our Equity Incentive Plans (see Note 16), our convertible senior notes due 2019, or Convertible Notes due 2019, and our convertible senior notes due 2022, or Convertible Notes due 2022, (as described in Note 13). Potentially dilutive items related to our Equity Incentive Plans, Convertible Notes due 2019 and Convertible Notes due 2022 were excluded from the composition of diluted earnings per share for the years ended December 31, 2018, December 31, 2017 and December 31, 2016 because their effect would have been anti-dilutive.
We apply the if-converted method when determining diluted (loss) / earnings per share. This requires the assumption that all potential ordinary shares have been converted into ordinary shares at the beginning of the period or, if not in existence at the beginning of the period, the date of the issue of the financial instrument or the granting of the rights by which they are granted. Under this method, once potential ordinary shares are converted into ordinary shares during the period, the dividends, interest and other expense associated with those potential ordinary shares will no longer be incurred. The effect of conversion, therefore, is to increase income (or reduce losses) attributable to ordinary equity holders as well as the number of shares in issue. Conversion will not be assumed for purposes of computing diluted earnings per share if the effect would be anti-dilutive.
Charterhire expense
Charterhire expense is the amount we pay to vessel owners to time or bareboat charter-in vessels.  The amount is usually for a fixed period of time at rates that are generally fixed, but may contain a variable component based on inflation, interest rates, profit sharing or current market rates.  In a time charter-in arrangement, the vessel’s owner is responsible for crewing and other vessel operating costs, whereas these costs are the responsibility of the charterer in a bareboat charter-in arrangement. Charterhire expense is recognized ratably over the charterhire period.
Operating leases
Costs in respect of operating leases are charged to the consolidated statement of income or loss on a straight line basis over the lease term.
Foreign currencies
The individual financial statements of Scorpio Tankers Inc. and each of its subsidiaries are presented in the currency of the primary economic environment in which we operate (its functional currency), which in all cases is U.S. dollars. For the purpose of the consolidated financial statements, our results and financial position are also expressed in U.S. dollars.
In preparing the financial statements of Scorpio Tankers Inc. and each of its subsidiaries, transactions in currencies other than the U.S. dollar are recorded at the rate of exchange prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into the functional currency at rates ruling at that date. All resultant exchange differences have been recognized in the consolidated statements of income or loss. The amounts charged to the consolidated statements of income or loss during the years ended December 31, 2018, 2017 and 2016 were not material.
Segment reporting
During the years ended December 31, 2018, 2017 and 2016, we owned, finance leased or chartered-in vessels spanning four different vessel classes, Handymax, MR, LR1/Panamax and LR2/Aframax, all of which earn revenues in the seaborne transportation of refined petroleum products in the international shipping markets. Each vessel within its respective class qualifies as an operating segment under IFRS. However, each vessel also exhibits similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in IFRS. We have therefore chosen to present our segment information by vessel class using the aggregated information from the individual vessels.
Segment results are evaluated based on reported net income or loss from each segment. The accounting policies applied to the reportable segments are the same as those used in the preparation of our consolidated financial statements.
It is not practical to report revenue or non-current assets on a geographical basis due to the international nature of the shipping market.
Vessels under construction
Vessels under construction are measured at cost and include costs incurred that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. These costs include installment payments made to the shipyards, directly attributable financing costs, professional fees and other costs deemed directly attributable to the construction of the asset. We had no vessels under construction as of December 31, 2018. As of December 31, 2017, we had two vessels under construction.
Vessels and drydock
Our fleet is measured at cost, which includes directly attributable financing costs and the cost of work undertaken to enhance the capabilities of the vessels, less accumulated depreciation and impairment losses.
Depreciation is calculated on a straight-line basis to the estimated residual value over the anticipated useful life of the vessel from date of delivery. Vessels under construction are not depreciated until such time as they are ready for use. The residual value is estimated as the lightweight tonnage of each vessel multiplied by scrap value per ton. The scrap value per ton is estimated taking into consideration the historical four-year average scrap market rates available at the balance sheet date with changes accounted for in the period of change and in future periods.
The vessels are required to undergo planned drydocks for replacement of certain components, major repairs and maintenance of other components, which cannot be carried out while the vessels are operating, approximately every 30 months or 60 months depending on the nature of work and external requirements. These drydock costs are capitalized and depreciated on a straight-line basis over the estimated period until the next drydock. In deferred drydocking, we only include direct costs that are incurred as part of the drydocking to meet regulatory requirements, or are expenditures that add economic life to the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.
For an acquired or newly built vessel, a notional drydock component is allocated from the vessel’s cost. The notional drydock cost is estimated by us, based on the expected costs related to the next drydock, which is based on experience and past history of similar vessels, and carried separately from the cost of the vessel. Subsequent drydocks are recorded at actual cost incurred. The drydock component is depreciated on a straight-line basis to the next estimated drydock. The estimated amortization period for a drydock is based on the estimated period between drydocks. When the drydock expenditure is incurred prior to the expiry of the period, the remaining balance is expensed.
Business combinations
In May 2017, we entered into definitive agreements to acquire Navig8 Product Tankers Inc. ("NPTI"), including its fleet of 12 LR1 and 15 LR2 product tankers for approximately 5.5 million common shares of the Company and the assumption of NPTI's debt (herein referred to as "the Merger"). On June 14, 2017, we acquired part of NPTI’s business with the acquisition of four LR1 product tankers (the “NPTI Vessel Acquisition”) through the acquisition of entities holding those vessels and related debt for an acquisition price of $42.2 million in cash. On September 1, 2017, all conditions precedent were lifted and we acquired NPTI's remaining business including eight LR1 and 15 LR2 tankers (the "September Closing") when the Merger closed.
We have accounted for these transactions as business combinations using the acquisition method of accounting as set forth in IFRS 3 Business Combinations, with the Company determined as the accounting acquirer under this guidance. Accordingly, we have measured the identifiable assets acquired and the liabilities assumed at their acquisition date fair values. The consideration transferred has been measured at fair value, with the fair value of the approximately 5.5 million common shares issued in September 2017 based on the price of such shares on the date of acquisition. The difference between the fair value of the net assets acquired and the fair value of the consideration transferred has been recorded as a bargain purchase gain with respect to the acquisition of the four LR1 tankers in June 2017 and goodwill with respect to the acquisition of the remaining fleet in September 2017. Acquisition related costs have been expensed as incurred. This transaction is further described in Note 2.
Impairment of goodwill
Goodwill arising from the September Closing has been allocated to the cash generating units within each of the respective operating segments that are expected to benefit from the synergies of the Merger (LR2s and LR1s). Goodwill is not amortized and is tested annually ('or more frequently, if impairment indicators arise') by comparing the aggregate carrying amount of the cash generating units in each respective operating segment, plus the allocated goodwill, to their recoverable amounts.
Recoverable amount is the higher of the fair value less cost to sell ('determined by taking into consideration two independent broker valuations for each vessel within each segment') and value in use. In assessing value in use, the estimated future cash flows of the operating segment are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the operating segment for which the estimates of future cash flows have not been adjusted.
If the recoverable amount is determined to be less than the aggregate carrying amount of the assets in each respective operating segment, plus goodwill, then goodwill is reduced to the lower of the recoverable amount or zero. An impairment loss is recognized as an expense immediately. The carrying value of our vessels, drydock and vessels under construction is reviewed for impairment separately, as described below.
Impairment of vessels, drydock and vessels under construction
At each balance sheet date, we review the carrying amount of our vessels and drydock and vessels under construction to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the vessels and drydock and vessels under construction is estimated in order to determine the extent of the impairment loss (if any). We treat each vessel and the related drydock as a cash generating unit.
Recoverable amount is the higher of the fair value less cost to sell (determined by taking into consideration two independent broker valuations) and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of the cash generating unit is estimated to be less than its carrying amount, the carrying amount of the cash-generating unit is reduced to its recoverable amount. An impairment loss is recognized as an expense immediately.
Where an impairment loss subsequently reverses, the carrying amount of the cash generating unit is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the cash generating unit in the prior years. A reversal of impairment is recognized as income immediately.
Inventories
Inventories consist of lubricating oils and other items including stock provisions, and are stated at the lower of cost and net realizable value. Cost is determined using the first in first out method. Stores and spares are charged to vessel operating costs when purchased.
Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time (for example, the time period necessary to construct a vessel) to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.
To the extent that variable rate borrowings are used to finance a qualifying asset and are hedged in an effective cash flow hedge of interest rate risk, the effective portion of the derivative is recognized in other comprehensive income and released to income or loss when the qualifying asset impacts income or loss. To the extent that fixed rate borrowings are used to finance a qualifying asset and are hedged in an effective fair value hedge of interest rate risk, the capitalized borrowing costs reflect the hedged interest rate.
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.
All other borrowing costs are recognized in the consolidated statement of income or loss in the period in which they are incurred.
Financial instruments
IFRS 9, Financial instruments, sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement and is effective for annual periods beginning on or after January 1, 2018. The adoption of this standard did not have a material impact on these consolidated financial statements.
Financial assets and financial liabilities are recognized in our balance sheet when we become a party to the contractual provisions of the instrument.
Financial assets
All financial assets are recognized and derecognized on a trade date where the purchase or sale of a financial asset is under a contract whose terms require delivery within the timeframe established by the market concerned, and are initially measured at fair value, plus transaction costs, except for those financial assets classified as at fair value through profit or loss, which are initially measured at fair value.
Financial assets are classified into the following specified categories: financial assets "at fair value through profit or loss", or FVTPL, "at fair value through other comprehensive income" or at amortized costs on the basis of the Company’s business model for managing financial assets and the contractual cash flow characteristics of the financial asset.
Income is recognized on an effective interest basis for debt instruments other than those financial assets classified as at FVTPL.
Financial assets at amortized cost
Financial assets are measured at amortized cost if both of the following conditions are met:

•	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

•	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at fair value through other comprehensive income
Financial assets are measured at fair value through other comprehensive income if both of the following conditions are met:

•	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at FVTPL
Financial assets are classified as at FVTPL where the financial asset is held for trading.
A financial asset is classified as held for trading if:

•	it has been acquired principally for the purpose of selling in the near future; or

•	it is a part of an identified portfolio of financial instruments that we manage together and has a recent actual pattern of short-term profit-taking; or

•	it is a derivative that is not designated and effective as a hedging instrument.
Financial assets at FVTPL are stated at fair value, with any resultant gain or loss recognized in the statement of income or loss. The net gain or loss recognized in income or loss incorporates any dividend or interest earned on the financial asset. Fair value is determined in the manner described in Note 24.
Accounts receivable
Amounts due from the Scorpio Pools and other receivables that have fixed or determinable payments and are not quoted in an active market are classified as accounts receivable. Accounts receivable without a significant financing component are initially measured at their transaction price and subsequently measured at amortized cost using the effective interest method, less any impairment (as discussed below). Interest income is recognized by applying the effective interest rate, except for short-term receivables when the recognition of interest would be immaterial.
Impairment of financial assets
IFRS 9 replaces the 'incurred loss' model in IAS 39 with an 'expected credit loss' (ECL) model to determine and recognize impairments. ECLs are a probability-weighted estimate of credit losses and are measured as the present value of all cash shortfalls (i.e. the difference between cash flows due to the entity in accordance with the contract and cash flows that the Company expects to receive). ECLs are discounted at the effective interest rate of the financial asset. Under IFRS 9, credit losses are recognized earlier than under IAS 39.
Under the general model to ECLs under IFRS 9, loss allowances are measured in two different ways:

•
12-month ECLs: 12-month ECLs are the expected credit losses that may result from default events on a financial instrument that are possible within the 12 months after the reporting date. 12-month ECLs are utilized when a financial asset has a low credit risk at the reporting date or has not had a significant increase in credit risk since initial recognition.

•
Lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument. Lifetime ECLs are determined when an impaired financial asset has been purchased or originated or when there has been a significant increase in credit risk since initial recognition

However, IFRS 9 requires operational simplifications for trade receivables, contract assets and lease receivables because they are often held by entities that do not have sophisticated credit risk management systems (i.e. the ‘simplified model’). These simplifications eliminate the need to calculate 12- month ECLs and to assess when a significant increase in credit risk has occurred. Under the simplified approach:

•
For trade receivables or contract assets that do not contain a significant financing component, the loss allowance is required to be measured at initial recognition and throughout the life of the receivable at an amount equal to lifetime ECL.

•
For finance lease receivables, operating lease receivables, or trade receivables or contract assets that do contain a significant financing component, IFRS 9 permits an entity to choose as its accounting policy to measure the loss allowance using the general model or the simplified model (i.e. at an amount equal to lifetime expected credit losses).

We measure loss allowances for all trade and lease receivables under the simplified model using the lifetime ECL approach. When estimating ECLs, the Company considers reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.
The application of the ECL requirements under IFRS 9 did not result in the recognition of an impairment charge under the new impairment model. This determination was made on the basis that most of our vessels operate in the Scorpio Pools and the Company has never experienced a historical credit loss of amounts due from the Scorpio Pools. This determination also considers reasonable and supportable information about current conditions and forecast future economic conditions
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, and other short-term highly-liquid investments with original maturities of three months or less, that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these instruments.
Restricted cash
During 2018, we placed deposits in debt service reserve accounts under the terms and conditions set forth under our 2017 Credit Facility. Additionally, as part of the acquisition of NPTI and the assumption of NPTI's indebtedness (as further described in Note 13), we are required to maintain debt service reserve accounts under certain of NPTI's secured credit facilities and sale leaseback arrangements. Funds held in these accounts will be released upon the maturity of such facilities and have accordingly been accounted for as non-current restricted cash on our consolidated balance sheet.
 Financial liabilities
Financial liabilities are classified as either financial liabilities at amortized cost or financial liabilities at FVTPL.
Financial liabilities at amortized cost
Financial liabilities, including borrowings, are initially measured at fair value, net of transaction costs. Other financial liabilities are subsequently measured at amortized cost using the effective interest method.
Financial liabilities at FVTPL
Financial liabilities not classified at amortized cost are classified as FVTPL.
Financial liabilities at FVTPL are stated at fair value, with any resultant gain or loss recognized in the Statement of Income or Loss. The net gain or loss recognized in the statement of income or loss incorporates any interest paid on the financial liability. Fair value is determined in the manner described in Note 24.
Effective interest method
The effective interest method is a method of calculating the amortized cost of a financial asset and a financial liability. It allocates interest income and interest expense over the relevant period. The effective interest rate is the rate that discounts estimated future cash flows (including all fees or points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the expected life of the financial asset and financial liability, or, where appropriate, a shorter period.
Convertible debt instruments
In June 2014, we completed an offering for $360.0 million in aggregate principal amount of convertible senior notes due 2019, or the Convertible Notes due 2019, in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (as further described in Note 13). In May 2018 and July 2018, we exchanged $188.5 million and $15.0 million (out of $348.5 million outstanding), respectively, in aggregate principal amount of our Convertible Notes due 2019 for $188.5 million and $15.0 million, respectively, in aggregate principal amount of the Company's new 3.0% Convertible Senior Notes due 2022 (the “Convertible Notes due 2022”), the terms of which are in Note 13. These exchanges were executed with certain holders of the Convertible Notes due 2019 via separate, privately negotiated agreements.
Under International Accounting Standard 32, or IAS 32, we must separately account for the liability and equity components of convertible debt instruments (such as the Convertible Notes) in a manner that reflects the issuer’s economic interest cost. Under this methodology, the instrument is split between its liability and equity components upon initial recognition. The fair value of the liability is measured first, by estimating the fair value of a similar liability that does not have any associated equity conversion option. This becomes the liability’s carrying amount at initial recognition, which is recorded as part of Debt on the consolidated balance sheet. The equity component (the conversion feature) is assigned the residual amount after deducting the amount separately determined for the liability component from the fair value of the instrument as a whole and is recorded as part of Additional paid-in capital within stockholders’ equity on the consolidated balance sheet. Issuance costs are allocated proportionately between the liability and equity components.
The value of the equity component is treated as an original issue discount for purposes of accounting for the liability component of the Convertible Notes due 2019 and Convertible Notes due 2022. Accordingly, we are required to record non-cash interest expense as a result of the amortization of the discounted carrying value of the Convertible Notes to their face amount over the term of the Convertible Notes due 2019 and Convertible Notes due 2022. IAS 32 therefore requires interest to include both the current period’s amortization of the debt discount and the instrument’s coupon interest.
Derivative financial instruments
Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each balance sheet date. A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. The resulting gain or loss is recognized in income or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in income or loss depends on the nature of the hedging relationship.
A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months, and it is not expected to be realized or settled within 12 months.
There were no derivative instruments or transactions during the year ended December 31, 2018. Our derivative financial instruments for the years ended December 31, 2017 and 2016 consisted of a profit or loss sharing arrangement with a third party on a time chartered-in vessel. See Note 14 for further description of these instruments.
Lease Financing
During the years ended December 31, 2018 and December 31, 2017, we entered into sale and leaseback transactions in which certain of our vessels were sold to a third party and then leased back to us under bareboat charter-in arrangements. In certain of these transactions, the criteria necessary to recognize a sale of these vessels were not met as the terms of these transactions were such that we never part with the risks and rewards incident to ownership of the vessel, which includes an assessment of the likelihood of the exercise of purchase options contained within the contracts. Accordingly, these transactions have been accounted for as financing arrangements, with the liability under each arrangement recorded at amortized cost using the effective interest method and the corresponding vessels recorded at cost, less accumulated depreciation, on our consolidated balance sheet. All of these arrangements are further described in Note 13.
Conversely, certain of our other sale and leaseback transactions that were entered into during the year ended December 31, 2017 met the criteria as sales and operating leasebacks as set forth under IAS 17, Leases. Accordingly, the losses on the sales of these assets were recognized when the vessels were designated as held for sale. These transactions are further described in Note 6.
Equity instruments
An equity instrument is any contract that evidences a residual interest in our assets after deducting all of its liabilities. Equity instruments issued by us are recorded at the proceeds received, net of direct issue costs.
We had 51,397,562 and 32,650,755 registered shares authorized, issued and outstanding with a par value of $0.01 per share at December 31, 2018 and December 31, 2017, respectively. These shares provide the holders with the same rights to dividends and voting rights.
Provisions
Provisions are recognized when we have a present obligation as a result of a past event, and it is probable that we will be required to settle that obligation. Provisions are measured at our best estimate of the expenditure required to settle the obligation at the balance sheet date and are discounted to present value where the effect is material.
Dividends
A provision for dividends payable is recognized when the dividend has been declared in accordance with the terms of the shareholder agreement.
Dividends per share presented in these consolidated financial statements are calculated by dividing the aggregate dividends declared by the number of our shares at the record date of such dividend.
Restricted stock
The restricted stock awards granted under our equity incentive plans as described in Note 16 contain only service conditions and are classified as equity settled. Accordingly, the fair value of our restricted stock awards was calculated by multiplying the average of the high and low share price on the grant date and the number of restricted stock shares granted that are expected to vest.  In accordance with IFRS 2 “Share Based Payment,” the share price at the grant date serves as a proxy for the fair value of services to be provided by the individual under the plan.
Compensation expense related to the awards is recognized ratably over the vesting period, based on our estimate of the number of awards that will eventually vest. The vesting period is the period during which an individual is required to provide service in exchange for an award and is updated at each balance sheet date to reflect any revisions in estimates of the number of awards expected to vest as a result of the effect of service vesting conditions. The impact of the revision of the original estimate, if any, is recognized in the consolidated statement of income or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity reserves.
Critical accounting judgments and key sources of estimation uncertainty
In the application of the accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
The significant judgments and estimates are as follows:
Revenue recognition
Our revenue is primarily generated from time charters, spot voyages, or pools (see Note 18 for the components of our revenue generated during the years ended December 31, 2018, 2017 and 2016). Revenue recognition for time charters and pools is generally not as complex or as subjective as voyage charters (spot voyages). Time charters are for a specific period of time at a specific rate per day. For long-term time charters, revenue is recognized on a straight-line basis over the term of the charter. Pool revenues are determined by the pool managers from the total revenues and expenses of the pool and allocated to pool participants using a mechanism set out in the pool agreement.
We generated revenue from spot voyages during the years ended December 31, 2018 and December 31, 2017. Within the shipping industry, prior to January 1, 2018 (as discussed below under Standards and Interpretations issued and adopted in 2018), there were two methods used to account for spot voyage revenue: (1) ratably over the estimated length of each voyage or (2) completed voyage. The recognition of voyage revenues ratably over the estimated length of each voyage was the most prevalent method of accounting for voyage revenues and the method used by us. Under each method, voyages were calculated on either a load-to-load or discharge-to-discharge basis. In applying our revenue recognition method, we believed that the discharge-to-discharge basis of calculating voyages more accurately estimated voyage results than the load-to-load basis. In the application of this policy, we did not begin recognizing revenue until (i) the amount of revenue could be measured reliably, (ii) it was probable that the economic benefits associated with the transaction would flow to the entity, (iii) the transactions stage of completion at the balance sheet date could be measured reliably and (iv) the costs incurred and the costs to complete the transaction could be measured reliably.
Subsequent to January 1, 2018, we recognize spot market revenue ‘over time’ as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the vessel. Under IFRS 15, the performance obligation has been identified as the transportation of cargo from one point to another. Therefore, in a spot market voyage under IFRS 15, revenue is now recognized on a pro-rata basis commencing on the date that the cargo is loaded and concluding on the date of discharge. Moreover, we changed the methodology for recognizing voyage expenses to comply with IFRS 15. Under IFRS 15, voyage costs incurred in the fulfillment of a voyage charter are deferred and amortized over the course of the charter commencing on the date that the cargo is loaded and concluding on the date of discharge. Voyage costs are only deferred if they (i) relate directly to such charter, (ii) generate or enhance resources to be used in meeting obligations under the charter and (iii) are expected to be recovered.
Vessel impairment
We evaluate the carrying amounts of our vessels and vessels under construction to determine whether there is any indication that those vessels have suffered an impairment loss. If any such indication exists, the recoverable amount of vessels is estimated in order to determine the extent of the impairment loss (if any).
Recoverable amount is the higher of fair value less costs to sell (determined by taking into consideration two independent broker valuations) and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The projection of cash flows related to vessels is complex and requires us to make various estimates including future freight rates, earnings from the vessels and discount rates. All of these items have been historically volatile. As part of our process of assessing fair value less costs to sell of the vessel, we obtain vessel valuations for our operating vessels from leading, independent and internationally recognized ship brokers on an annual basis or when there is an indication that an asset or assets may be impaired. We generally do not obtain vessel valuations for vessels under construction. If an indication of impairment is identified, the need for recognizing an impairment loss is assessed by comparing the carrying amount of the vessels to the higher of the fair value less costs to sell and the value in use. Likewise, if there is an indication that an impairment loss recognized in prior periods no longer exists or may have decreased, the need for recognizing an impairment reversal is assessed by comparing the carrying amount of the vessels to the latest estimate of recoverable amount.
At December 31, 2018, we reviewed the carrying amount of our vessels to determine whether there was an indication that these assets had suffered an impairment. First, we compared the carrying amount of our vessels to their fair values less costs to sell (determined by taking into consideration two independent broker valuations). We then compare that estimate of market values (less an estimate of selling costs) to each vessel’s carrying value and, if the carrying value exceeds the vessel’s market value, an indicator of impairment exists. We also consider sustained weakness in the product tanker market as an impairment indicator. If we determined that impairment indicators exist, then we prepared a value in use calculation where we estimated each vessel’s future cash flows. These estimates are primarily based on a combination of the latest, published, forecast time charter rates for the next three years, a growth rate of 2.47% in freight rates in each period thereafter (which is based off of historical and forecast inflation rates) and our best estimates of vessel operating expenses and drydock costs. These cash flows were then discounted to their present value, using a pre-tax discount rate of 8.29%.
At December 31, 2018, we owned or financed leased 109 vessels in our fleet. The results of our impairment test were as follows:

•	34 of our owned or financed leased vessels in our fleet had fair values less costs to sell greater than their carrying amount. As such, there were no indicators of impairment for these vessels.

•
75 of our owned or finance leased vessels in our fleet had fair values less costs to sell less than their carrying amount. We prepared a value in use calculation for each of these vessels which resulted in no impairment being recognized

Vessel lives and residual value
The carrying value of each of our vessels represents its original cost at the time it was delivered or purchased less depreciation and impairment. We depreciate our vessels to their residual value on a straight-line basis over their estimated useful lives of 25 years. The estimated useful life of 25 years is management’s best estimate and is also consistent with industry practice for similar vessels. The residual value is estimated as the lightweight tonnage of each vessel multiplied by a forecast scrap value per ton. The scrap value per ton is estimated by taking into consideration the historical four-year scrap market rate average at the balance sheet date, which we update annually.
An increase in the estimated useful life of a vessel or in its scrap value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or scrap value would have the effect of increasing the annual depreciation charge.
When regulations place significant limitations over the ability of a vessel to trade on a worldwide basis, the vessel’s useful life is adjusted to end at the date such regulations become effective. No such regulations have been identified that would have impacted the estimated useful life of our vessels. The estimated salvage value of the vessels may not represent the fair market value at any one time since market prices of scrap values tend to fluctuate.
Deferred drydock cost
We recognize drydock costs as a separate component of each vessel’s carrying amount and amortize the drydock cost on a straight-line basis over the estimated period until the next drydock. We use judgment when estimating the period between when drydocks are performed, which can result in adjustments to the estimated amortization of the drydock expense. If the vessel is disposed of before the next drydock, the remaining balance of the deferred drydock is written-off and forms part of the gain or loss recognized upon disposal of vessels in the period when contracted. We expect that our vessels will be required to be drydocked approximately every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are operating. Costs capitalized as part of the drydock include actual costs incurred at the drydock yard and parts and supplies used in making such repairs.
Adoption of new and amended IFRS and IFRIC interpretations from January 1, 2018
Standards and Interpretations issued and adopted in 2018

•	Amendment to IFRS 2 - Share based payment transactions

•	IFRIC 22 - Foreign currency transactions and advance consideration

•	IFRS 9 - Financial Instruments
The adoption of these standards did not have a material impact on these consolidated financial statements.
IFRS 15, Revenue from Contracts with Customers, was issued by the International Accounting Standards Board on May 28, 2014. IFRS 15 amends the existing accounting standards for revenue recognition and is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products or services are transferred to customers. IFRS 15 applies to an entity's first annual IFRS financial statements for a period beginning on or after January 1, 2018. The standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption (the “modified retrospective method”). We have applied the modified retrospective method upon the date of transition.
Our revenue is primarily generated from time charters, participation in pooling arrangements, and in the spot market. Of these revenue streams, revenue generated in the spot market is within the scope of IFRS 15. Revenue generated from time charters and from pooling arrangements are outside the scope of IFRS 15 as they are considered leases.
The impact of the application of this new accounting standard is discussed above under the heading Significant Accounting Policies.
At December 31, 2017, we had two vessels operating in the spot market and the cumulative effect of the application of this standard under the modified retrospective method resulted in a $3,888 reduction in the opening balance of accumulated deficit on January 1, 2018.
Standards and Interpretations issued yet not adopted
IFRS 16, Leases, was issued by the International Accounting Standards Board on January 13, 2016. IFRS 16 applies to an entity's first annual IFRS financial statements for a period beginning on or after January 1, 2019. IFRS 16 amends the definition of what constitutes a lease to be a contract that conveys the right to control the use of an identified asset if the lessee has both (i) the right to obtain substantially all of the economic benefits from use of the identified asset and (ii) the right to direct the use of the identified asset throughout the period of use. We have determined that our existing pool and time charter-out arrangements meet the definition of leases under IFRS 16, with the Company as lessor, on the basis that the pool or charterer manages the vessels in order to enter into transportation contracts with their customers, and thereby enjoys the economic benefits derived from such arrangements. Furthermore, the pool or charterer can direct the use of a vessel (subject to certain limitations in the pool or charter agreement) throughout the period of use.
Moreover, under IFRS 16, we are also required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. These components will be accounted for as follows:
•All fixed lease revenue earned under these time charter-out arrangements will be recognized on a straight-line basis over the term of the lease.
•Lease revenue earned under our pool arrangements will be recognized as it is earned, since it is 100% variable.
•The non-lease component will be accounted for as services revenue under IFRS 15. This revenue will be recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.
We expect that the application of the above principles will not result in a material difference to the amount of revenue recognized under our existing accounting policies for pool and time-out charter arrangements.
IFRS 16 also amends the existing accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet, unless the term of the lease is 12 months or less. Accordingly, the standard will result in the recognition of right-of-use assets and corresponding liabilities, on the basis of the discounted remaining future minimum lease payments, relating to our existing bareboat chartered-in vessel commitments that are currently reported as operating leases. This standard will not impact the accounting for our existing time chartered-in vessels which are scheduled to expire in the first quarter of 2019, however it will result in the recognition of right of use assets and corresponding liabilities for our three bareboat chartered-in vessels, which are scheduled to expire in April 2025.
Upon transition, a lessee shall apply IFRS 16 to its leases either retrospectively to each prior reporting period presented (the ‘full retrospective approach’) or retrospectively with the cumulative effect of initially applying IFRS 16 recognized at the date of initial application (the ‘modified retrospective approach’). We will apply the modified retrospective approach upon transition. The impact of the application of this standard on our opening balance sheet as of January 1, 2019 will be the recognition of a $48.7 million right of use asset, a $50.9 million operating lease liability and a $2.2 million reduction in retained earnings.
Additionally, at the date of authorization of these consolidated financial statements, the following Standards which have not been applied in these consolidated financial statements were issued but not yet effective. We do not expect that the adoption of these standards in future periods will have a material impact on our financial statements.

•	Annual Improvements for IFRS Standards 2015 - 2017 Cycle, which are summarized as follows:
IFRS 3 Business Combinations and IFRS 11 Joint Arrangements - The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, it remeasures previously held interests in that business. The amendments to IFRS 11 clarify that when an entity obtains joint control of a business that is a joint operation, the entity does not remeasure previously held interests in that business.
IAS 23 Borrowing Costs - The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalization rate on general borrowings.

•
Amendment to IFRS 10 and IAS 28 - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture. Clarifies the recognition of gains and losses arising on the sale or contribution of assets that constitute a business and assets that do not constitute a business. The effective date is pending.

•
IAS 19, Employee Benefits - Plan Amendment, Curtailment or Settlement (Amendments to IAS 19): The amendments require an entity to use the updated assumptions from a remeasurement net defined benefit liability or asset resulting from a plan amendment, curtailment or settlement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan.

•	IFRIC 23 Uncertainty over Income Tax Treatments - The interpretation specifies how an entity should reflect the effects of uncertainties in accounting for income taxes.

Basis of accounting
Basis of accounting
The consolidated financial statements incorporate the financial statements of Scorpio Tankers Inc. and its subsidiaries. The consolidated financial statements have been presented in United States dollars, or USD or $, which is the functional currency of Scorpio Tankers Inc. and all its subsidiaries, and have been authorized for issue by the Board of Directors on March 15, 2019. The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards, or IFRS, as issued by the International Accounting Standards Board and on a historical cost basis, except for the revaluation of certain financial instruments.
All inter-company transactions, balances, income and expenses were eliminated on consolidation.

Reverse stock split
Reverse stock split
On January 18, 2019, the Company effected a one-for-ten reverse stock split. All share and per share information has been retroactively adjusted to reflect the reverse stock split. The par value was not adjusted as a result of the reverse stock split.

Revenue recognition
Revenue recognition
Beginning on January 1, 2018, we changed the methodology for recognizing revenue and voyage expenses related to certain revenue streams to comply with the new accounting standards.
IFRS 15, Revenue from Contracts with Customers, was issued by the International Accounting Standards Board on May 28, 2014. IFRS 15 amends the existing accounting standards for revenue recognition and is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products or services are transferred to customers. IFRS 15 applies to an entity's first annual IFRS financial statements for a period beginning on or after January 1, 2018. The standard may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of adoption (the “modified retrospective method”). We have applied the modified retrospective method upon the date of transition.
Revenue earned by our vessels is comprised of pool revenue, time charter revenue and voyage revenue.

(1)
Pool revenue for each vessel is determined in accordance with the profit sharing terms specified within each pool agreement. In particular, the pool manager aggregates the revenues and expenses of all of the pool participants and distributes the net earnings to participants based on:

•	the pool points attributed to each vessel (which are determined by vessel attributes such as cargo carrying capacity, fuel consumption, and construction characteristics); and

•	the number of days the vessel participated in the pool in the period.

(2)
Time charter agreements are when our vessels are chartered to customers for a fixed period of time at rates that are generally fixed, but may contain a variable component based on inflation, interest rates, or current market rates.

(3)	Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate.
Of these revenue streams, revenue generated from voyage charter agreements is within the scope of IFRS 15. Revenue generated from pools and time charters is accounted for as revenue earned under operating leases. Accordingly, the implementation of IFRS 15 did not have an effect on the revenue recognized from the pools or time charters, however these arrangements will be impacted by IFRS 16, Leases, which is effective for annual periods beginning on or after January 1, 2019 and is discussed further below. The accounting for our different revenue streams is as follows:
Spot market revenue
For vessels operating in the spot market, we recognize revenue ‘over time’ as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the vessel. Under IFRS 15, the time period over which revenue is recognized has changed from the previous accounting standard. Prior to the effective date of IFRS 15, revenue from voyage charter agreements was recognized as voyage revenue on a pro-rata basis over the duration of the voyage on a discharge to discharge basis. In the application of this policy, we did not begin recognizing revenue until (i) the amount of revenue could be measured reliably, (ii) it was probable that the economic benefits associated with the transaction would flow to the entity, (iii) the transactions stage of completion at the balance sheet date could be measured reliably, and (iv) the costs incurred and the costs to complete the transaction could be measured reliably. However, under IFRS 15, the performance obligation has been identified as the transportation of cargo from one point to another. Therefore, in a spot market voyage under IFRS 15, revenue is now recognized on a pro-rata basis commencing on the date that the cargo is loaded and concluding on the date of discharge.
At December 31, 2017, we had two vessels operating in the spot market and the cumulative effect of the application of IFRS 15 under the modified retrospective method resulted in a $3,888 reduction in the opening balance of accumulated deficit on January 1, 2018.
The following table summarizes the impact of adopting IFRS 15 on the Company's statement of income or loss and statement of comprehensive income or loss for the year ended December 31, 2018 for each of the line items affected. There was no impact on the Company's balance sheet at December 31, 2018 as the Company did not have any vessels operating in the spot market on that date. Additionally, there was no material impact on the statement of cash flows for the year ended December 31, 2018.

In thousands of U.S. dollars	Amounts after adoption of IFRS 15	Adjustments	Amounts without adoption of IFRS 15
Revenue
Vessel revenue	$585,047	$(173)	$584,874

Operating expenses
Voyage expenses	(5,146)	177	(4,969)
Total operating expenses	(574,505)	177	(574,328)
Net loss	$(190,071)	$4	$(190,067)

Total comprehensive loss	$(190,071)	$4	$(190,067)

Pool revenue
We recognize pool revenue on a monthly basis, when the vessel has participated in a pool during the period and the amount of pool revenue for the month can be estimated reliably. We receive estimated vessel earnings based on the known number of days the vessel has participated in the pool, the contract terms, and the estimated monthly pool revenue. On a quarterly basis, we receive a report from the pool which identifies the number of days the vessel participated in the pool, the total pool points for the period, the total pool revenue for the period, and the calculated share of pool revenue for the vessel. We review the quarterly report for consistency with each vessel’s pool agreement and vessel management records. The estimated pool revenue is reconciled quarterly, coinciding with our external reporting periods, to the actual pool revenue earned, per the pool report. Consequently, in our financial statements, reported revenues represent actual pooled revenues. While differences do arise in the performance of these quarterly reconciliations, such differences are not material to total reported revenues.
Time charter revenue
Time charter revenue is recognized as services are performed based on the daily rates specified in the time charter contract.

Voyage expenses, vessel operating costs, and charterhire expense
Charterhire expense
Charterhire expense is the amount we pay to vessel owners to time or bareboat charter-in vessels.  The amount is usually for a fixed period of time at rates that are generally fixed, but may contain a variable component based on inflation, interest rates, profit sharing or current market rates.  In a time charter-in arrangement, the vessel’s owner is responsible for crewing and other vessel operating costs, whereas these costs are the responsibility of the charterer in a bareboat charter-in arrangement. Charterhire expense is recognized ratably over the charterhire period.
Voyage expenses
Voyage expenses primarily include bunkers, port charges, canal tolls, cargo handling operations and brokerage commissions paid by us under voyage charters. Prior to the implementation of IFRS 15 on January 1, 2018, voyage costs were expensed ratably over the estimated length of each voyage, which can be allocated between reporting periods based on the timing of the voyage. The impact of recognizing voyage expenses ratably over the length of each voyage was not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Consistent with our revenue recognition for voyage charters prior to the implementation of IFRS 15, voyage expenses were calculated on a discharge-to-discharge basis.
Beginning on January 1, 2018, we changed the methodology for recognizing revenue and voyage expenses to comply with IFRS 15. Under IFRS 15, voyage costs incurred in the fulfillment of a voyage charter are deferred and amortized over the course of the charter commencing on the date that the cargo is loaded and concluding on the date of discharge. Voyage costs are only deferred if they (i) relate directly to such charter, (ii) generate or enhance resources to be used in meeting obligations under the charter and (iii) are expected to be recovered.
The procurement of these services is managed on our behalf by our commercial manager, SCM (see Note 17).
Vessel operating costs
Vessel operating costs, which include crewing, repairs and maintenance, insurance, stores, lubricating oil consumption, communication expenses, and technical management fees, are expensed as incurred for vessels that are owned, finance leased or bareboat chartered-in. The procurement of these services is managed on our behalf by our technical manager, SSM (see Note 17).

(Loss) / earnings per share
(Loss) / earnings per share
Basic (loss) / earnings per share is calculated by dividing net (loss) / income attributable to equity holders of the parent by the weighted average number of common shares outstanding. Diluted (loss) / earnings per share is calculated by adjusting the net (loss) / income attributable to equity holders of the parent and the weighted average number of common shares used for calculating basic (loss) / earnings per share for the effects of all potentially dilutive shares. Such dilutive common shares are excluded when the effect would be to reduce a loss per share or increase earnings per share.
In the years ended December 31, 2018, 2017 and 2016, there were potentially dilutive items as a result of our Equity Incentive Plans (see Note 16), our convertible senior notes due 2019, or Convertible Notes due 2019, and our convertible senior notes due 2022, or Convertible Notes due 2022, (as described in Note 13). Potentially dilutive items related to our Equity Incentive Plans, Convertible Notes due 2019 and Convertible Notes due 2022 were excluded from the composition of diluted earnings per share for the years ended December 31, 2018, December 31, 2017 and December 31, 2016 because their effect would have been anti-dilutive.
We apply the if-converted method when determining diluted (loss) / earnings per share. This requires the assumption that all potential ordinary shares have been converted into ordinary shares at the beginning of the period or, if not in existence at the beginning of the period, the date of the issue of the financial instrument or the granting of the rights by which they are granted. Under this method, once potential ordinary shares are converted into ordinary shares during the period, the dividends, interest and other expense associated with those potential ordinary shares will no longer be incurred. The effect of conversion, therefore, is to increase income (or reduce losses) attributable to ordinary equity holders as well as the number of shares in issue. Conversion will not be assumed for purposes of computing diluted earnings per share if the effect would be anti-dilutive.

Operating leases and lease financing
Lease Financing
During the years ended December 31, 2018 and December 31, 2017, we entered into sale and leaseback transactions in which certain of our vessels were sold to a third party and then leased back to us under bareboat charter-in arrangements. In certain of these transactions, the criteria necessary to recognize a sale of these vessels were not met as the terms of these transactions were such that we never part with the risks and rewards incident to ownership of the vessel, which includes an assessment of the likelihood of the exercise of purchase options contained within the contracts. Accordingly, these transactions have been accounted for as financing arrangements, with the liability under each arrangement recorded at amortized cost using the effective interest method and the corresponding vessels recorded at cost, less accumulated depreciation, on our consolidated balance sheet. All of these arrangements are further described in Note 13.
Conversely, certain of our other sale and leaseback transactions that were entered into during the year ended December 31, 2017 met the criteria as sales and operating leasebacks as set forth under IAS 17, Leases. Accordingly, the losses on the sales of these assets were recognized when the vessels were designated as held for sale.
Operating leases
Costs in respect of operating leases are charged to the consolidated statement of income or loss on a straight line basis over the lease term.

Foreign currencies
Foreign currencies
The individual financial statements of Scorpio Tankers Inc. and each of its subsidiaries are presented in the currency of the primary economic environment in which we operate (its functional currency), which in all cases is U.S. dollars. For the purpose of the consolidated financial statements, our results and financial position are also expressed in U.S. dollars.
In preparing the financial statements of Scorpio Tankers Inc. and each of its subsidiaries, transactions in currencies other than the U.S. dollar are recorded at the rate of exchange prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are retranslated into the functional currency at rates ruling at that date. All resultant exchange differences have been recognized in the consolidated statements of income or loss.

Segment reporting
Segment reporting
During the years ended December 31, 2018, 2017 and 2016, we owned, finance leased or chartered-in vessels spanning four different vessel classes, Handymax, MR, LR1/Panamax and LR2/Aframax, all of which earn revenues in the seaborne transportation of refined petroleum products in the international shipping markets. Each vessel within its respective class qualifies as an operating segment under IFRS. However, each vessel also exhibits similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria in IFRS. We have therefore chosen to present our segment information by vessel class using the aggregated information from the individual vessels.
Segment results are evaluated based on reported net income or loss from each segment. The accounting policies applied to the reportable segments are the same as those used in the preparation of our consolidated financial statements.
It is not practical to report revenue or non-current assets on a geographical basis due to the international nature of the shipping market.

Vessels under construction
Vessels under construction
Vessels under construction are measured at cost and include costs incurred that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. These costs include installment payments made to the shipyards, directly attributable financing costs, professional fees and other costs deemed directly attributable to the construction of the asset.

Vessels and drydock
Vessels and drydock
Our fleet is measured at cost, which includes directly attributable financing costs and the cost of work undertaken to enhance the capabilities of the vessels, less accumulated depreciation and impairment losses.
Depreciation is calculated on a straight-line basis to the estimated residual value over the anticipated useful life of the vessel from date of delivery. Vessels under construction are not depreciated until such time as they are ready for use. The residual value is estimated as the lightweight tonnage of each vessel multiplied by scrap value per ton. The scrap value per ton is estimated taking into consideration the historical four-year average scrap market rates available at the balance sheet date with changes accounted for in the period of change and in future periods.
The vessels are required to undergo planned drydocks for replacement of certain components, major repairs and maintenance of other components, which cannot be carried out while the vessels are operating, approximately every 30 months or 60 months depending on the nature of work and external requirements. These drydock costs are capitalized and depreciated on a straight-line basis over the estimated period until the next drydock. In deferred drydocking, we only include direct costs that are incurred as part of the drydocking to meet regulatory requirements, or are expenditures that add economic life to the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.
For an acquired or newly built vessel, a notional drydock component is allocated from the vessel’s cost. The notional drydock cost is estimated by us, based on the expected costs related to the next drydock, which is based on experience and past history of similar vessels, and carried separately from the cost of the vessel. Subsequent drydocks are recorded at actual cost incurred. The drydock component is depreciated on a straight-line basis to the next estimated drydock. The estimated amortization period for a drydock is based on the estimated period between drydocks. When the drydock expenditure is incurred prior to the expiry of the period, the remaining balance is expensed.

Business combinations and Impairment of goodwill
Business combinations
In May 2017, we entered into definitive agreements to acquire Navig8 Product Tankers Inc. ("NPTI"), including its fleet of 12 LR1 and 15 LR2 product tankers for approximately 5.5 million common shares of the Company and the assumption of NPTI's debt (herein referred to as "the Merger"). On June 14, 2017, we acquired part of NPTI’s business with the acquisition of four LR1 product tankers (the “NPTI Vessel Acquisition”) through the acquisition of entities holding those vessels and related debt for an acquisition price of $42.2 million in cash. On September 1, 2017, all conditions precedent were lifted and we acquired NPTI's remaining business including eight LR1 and 15 LR2 tankers (the "September Closing") when the Merger closed.
We have accounted for these transactions as business combinations using the acquisition method of accounting as set forth in IFRS 3 Business Combinations, with the Company determined as the accounting acquirer under this guidance. Accordingly, we have measured the identifiable assets acquired and the liabilities assumed at their acquisition date fair values. The consideration transferred has been measured at fair value, with the fair value of the approximately 5.5 million common shares issued in September 2017 based on the price of such shares on the date of acquisition. The difference between the fair value of the net assets acquired and the fair value of the consideration transferred has been recorded as a bargain purchase gain with respect to the acquisition of the four LR1 tankers in June 2017 and goodwill with respect to the acquisition of the remaining fleet in September 2017. Acquisition related costs have been expensed as incurred. This transaction is further described in Note 2.
Impairment of goodwill
Goodwill arising from the September Closing has been allocated to the cash generating units within each of the respective operating segments that are expected to benefit from the synergies of the Merger (LR2s and LR1s). Goodwill is not amortized and is tested annually ('or more frequently, if impairment indicators arise') by comparing the aggregate carrying amount of the cash generating units in each respective operating segment, plus the allocated goodwill, to their recoverable amounts.
Recoverable amount is the higher of the fair value less cost to sell ('determined by taking into consideration two independent broker valuations for each vessel within each segment') and value in use. In assessing value in use, the estimated future cash flows of the operating segment are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the operating segment for which the estimates of future cash flows have not been adjusted.
If the recoverable amount is determined to be less than the aggregate carrying amount of the assets in each respective operating segment, plus goodwill, then goodwill is reduced to the lower of the recoverable amount or zero. An impairment loss is recognized as an expense immediately. The carrying value of our vessels, drydock and vessels under construction is reviewed for impairment separately, as described below.

Impairment of vessels, drydock and vessels under construction
Impairment of vessels, drydock and vessels under construction
At each balance sheet date, we review the carrying amount of our vessels and drydock and vessels under construction to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the vessels and drydock and vessels under construction is estimated in order to determine the extent of the impairment loss (if any). We treat each vessel and the related drydock as a cash generating unit.
Recoverable amount is the higher of the fair value less cost to sell (determined by taking into consideration two independent broker valuations) and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
If the recoverable amount of the cash generating unit is estimated to be less than its carrying amount, the carrying amount of the cash-generating unit is reduced to its recoverable amount. An impairment loss is recognized as an expense immediately.
Where an impairment loss subsequently reverses, the carrying amount of the cash generating unit is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the cash generating unit in the prior years. A reversal of impairment is recognized as income immediately.

Inventories
Inventories
Inventories consist of lubricating oils and other items including stock provisions, and are stated at the lower of cost and net realizable value. Cost is determined using the first in first out method. Stores and spares are charged to vessel operating costs when purchased.

Borrowing costs
Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time (for example, the time period necessary to construct a vessel) to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.
To the extent that variable rate borrowings are used to finance a qualifying asset and are hedged in an effective cash flow hedge of interest rate risk, the effective portion of the derivative is recognized in other comprehensive income and released to income or loss when the qualifying asset impacts income or loss. To the extent that fixed rate borrowings are used to finance a qualifying asset and are hedged in an effective fair value hedge of interest rate risk, the capitalized borrowing costs reflect the hedged interest rate.
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.
All other borrowing costs are recognized in the consolidated statement of income or loss in the period in which they are incurred.

Financial instruments
Financial instruments
IFRS 9, Financial instruments, sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement and is effective for annual periods beginning on or after January 1, 2018. The adoption of this standard did not have a material impact on these consolidated financial statements.
Financial assets and financial liabilities are recognized in our balance sheet when we become a party to the contractual provisions of the instrument.

Financial assets
Financial assets
All financial assets are recognized and derecognized on a trade date where the purchase or sale of a financial asset is under a contract whose terms require delivery within the timeframe established by the market concerned, and are initially measured at fair value, plus transaction costs, except for those financial assets classified as at fair value through profit or loss, which are initially measured at fair value.
Financial assets are classified into the following specified categories: financial assets "at fair value through profit or loss", or FVTPL, "at fair value through other comprehensive income" or at amortized costs on the basis of the Company’s business model for managing financial assets and the contractual cash flow characteristics of the financial asset.
Income is recognized on an effective interest basis for debt instruments other than those financial assets classified as at FVTPL.
Financial assets at amortized cost
Financial assets are measured at amortized cost if both of the following conditions are met:

•	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and

•	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at fair value through other comprehensive income
Financial assets are measured at fair value through other comprehensive income if both of the following conditions are met:

•	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at FVTPL
Financial assets are classified as at FVTPL where the financial asset is held for trading.
A financial asset is classified as held for trading if:

•	it has been acquired principally for the purpose of selling in the near future; or

•	it is a part of an identified portfolio of financial instruments that we manage together and has a recent actual pattern of short-term profit-taking; or

•	it is a derivative that is not designated and effective as a hedging instrument.
Financial assets at FVTPL are stated at fair value, with any resultant gain or loss recognized in the statement of income or loss. The net gain or loss recognized in income or loss incorporates any dividend or interest earned on the financial asset. Fair value is determined in the manner described in Note 24.

Accounts receivable
Accounts receivable
Amounts due from the Scorpio Pools and other receivables that have fixed or determinable payments and are not quoted in an active market are classified as accounts receivable. Accounts receivable without a significant financing component are initially measured at their transaction price and subsequently measured at amortized cost using the effective interest method, less any impairment (as discussed below). Interest income is recognized by applying the effective interest rate, except for short-term receivables when the recognition of interest would be immaterial.

Impairment of financial assets
Impairment of financial assets
IFRS 9 replaces the 'incurred loss' model in IAS 39 with an 'expected credit loss' (ECL) model to determine and recognize impairments. ECLs are a probability-weighted estimate of credit losses and are measured as the present value of all cash shortfalls (i.e. the difference between cash flows due to the entity in accordance with the contract and cash flows that the Company expects to receive). ECLs are discounted at the effective interest rate of the financial asset. Under IFRS 9, credit losses are recognized earlier than under IAS 39.
Under the general model to ECLs under IFRS 9, loss allowances are measured in two different ways:

•
12-month ECLs: 12-month ECLs are the expected credit losses that may result from default events on a financial instrument that are possible within the 12 months after the reporting date. 12-month ECLs are utilized when a financial asset has a low credit risk at the reporting date or has not had a significant increase in credit risk since initial recognition.

•
Lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument. Lifetime ECLs are determined when an impaired financial asset has been purchased or originated or when there has been a significant increase in credit risk since initial recognition

However, IFRS 9 requires operational simplifications for trade receivables, contract assets and lease receivables because they are often held by entities that do not have sophisticated credit risk management systems (i.e. the ‘simplified model’). These simplifications eliminate the need to calculate 12- month ECLs and to assess when a significant increase in credit risk has occurred. Under the simplified approach:

•
For trade receivables or contract assets that do not contain a significant financing component, the loss allowance is required to be measured at initial recognition and throughout the life of the receivable at an amount equal to lifetime ECL.

•
For finance lease receivables, operating lease receivables, or trade receivables or contract assets that do contain a significant financing component, IFRS 9 permits an entity to choose as its accounting policy to measure the loss allowance using the general model or the simplified model (i.e. at an amount equal to lifetime expected credit losses).

We measure loss allowances for all trade and lease receivables under the simplified model using the lifetime ECL approach. When estimating ECLs, the Company considers reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.
The application of the ECL requirements under IFRS 9 did not result in the recognition of an impairment charge under the new impairment model. This determination was made on the basis that most of our vessels operate in the Scorpio Pools and the Company has never experienced a historical credit loss of amounts due from the Scorpio Pools. This determination also considers reasonable and supportable information about current conditions and forecast future economic conditions

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, and other short-term highly-liquid investments with original maturities of three months or less, that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these instruments.

Restricted cash
Restricted cash
During 2018, we placed deposits in debt service reserve accounts under the terms and conditions set forth under our 2017 Credit Facility. Additionally, as part of the acquisition of NPTI and the assumption of NPTI's indebtedness (as further described in Note 13), we are required to maintain debt service reserve accounts under certain of NPTI's secured credit facilities and sale leaseback arrangements. Funds held in these accounts will be released upon the maturity of such facilities and have accordingly been accounted for as non-current restricted cash on our consolidated balance sheet.

Financial liabilities
 Financial liabilities
Financial liabilities are classified as either financial liabilities at amortized cost or financial liabilities at FVTPL.
Financial liabilities at amortized cost
Financial liabilities, including borrowings, are initially measured at fair value, net of transaction costs. Other financial liabilities are subsequently measured at amortized cost using the effective interest method.
Financial liabilities at FVTPL
Financial liabilities not classified at amortized cost are classified as FVTPL.
Financial liabilities at FVTPL are stated at fair value, with any resultant gain or loss recognized in the Statement of Income or Loss. The net gain or loss recognized in the statement of income or loss incorporates any interest paid on the financial liability. Fair value is determined in the manner described in Note 24.

Effective interest method
Effective interest method
The effective interest method is a method of calculating the amortized cost of a financial asset and a financial liability. It allocates interest income and interest expense over the relevant period. The effective interest rate is the rate that discounts estimated future cash flows (including all fees or points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the expected life of the financial asset and financial liability, or, where appropriate, a shorter period.

Convertible debt instruments
Convertible debt instruments
In June 2014, we completed an offering for $360.0 million in aggregate principal amount of convertible senior notes due 2019, or the Convertible Notes due 2019, in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 (as further described in Note 13). In May 2018 and July 2018, we exchanged $188.5 million and $15.0 million (out of $348.5 million outstanding), respectively, in aggregate principal amount of our Convertible Notes due 2019 for $188.5 million and $15.0 million, respectively, in aggregate principal amount of the Company's new 3.0% Convertible Senior Notes due 2022 (the “Convertible Notes due 2022”), the terms of which are in Note 13. These exchanges were executed with certain holders of the Convertible Notes due 2019 via separate, privately negotiated agreements.
Under International Accounting Standard 32, or IAS 32, we must separately account for the liability and equity components of convertible debt instruments (such as the Convertible Notes) in a manner that reflects the issuer’s economic interest cost. Under this methodology, the instrument is split between its liability and equity components upon initial recognition. The fair value of the liability is measured first, by estimating the fair value of a similar liability that does not have any associated equity conversion option. This becomes the liability’s carrying amount at initial recognition, which is recorded as part of Debt on the consolidated balance sheet. The equity component (the conversion feature) is assigned the residual amount after deducting the amount separately determined for the liability component from the fair value of the instrument as a whole and is recorded as part of Additional paid-in capital within stockholders’ equity on the consolidated balance sheet. Issuance costs are allocated proportionately between the liability and equity components.
The value of the equity component is treated as an original issue discount for purposes of accounting for the liability component of the Convertible Notes due 2019 and Convertible Notes due 2022. Accordingly, we are required to record non-cash interest expense as a result of the amortization of the discounted carrying value of the Convertible Notes to their face amount over the term of the Convertible Notes due 2019 and Convertible Notes due 2022. IAS 32 therefore requires interest to include both the current period’s amortization of the debt discount and the instrument’s coupon interest.

Derivative financial instruments
Derivative financial instruments
Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each balance sheet date. A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. The resulting gain or loss is recognized in income or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in income or loss depends on the nature of the hedging relationship.
A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months, and it is not expected to be realized or settled within 12 months.
There were no derivative instruments or transactions during the year ended December 31, 2018. Our derivative financial instruments for the years ended December 31, 2017 and 2016 consisted of a profit or loss sharing arrangement with a third party on a time chartered-in vessel.

Equity instruments
Equity instruments
An equity instrument is any contract that evidences a residual interest in our assets after deducting all of its liabilities. Equity instruments issued by us are recorded at the proceeds received, net of direct issue costs.
We had 51,397,562 and 32,650,755 registered shares authorized, issued and outstanding with a par value of $0.01 per share at December 31, 2018 and December 31, 2017, respectively. These shares provide the holders with the same rights to dividends and voting rights.

Provisions
Provisions
Provisions are recognized when we have a present obligation as a result of a past event, and it is probable that we will be required to settle that obligation. Provisions are measured at our best estimate of the expenditure required to settle the obligation at the balance sheet date and are discounted to present value where the effect is material.

Dividends
Dividends
A provision for dividends payable is recognized when the dividend has been declared in accordance with the terms of the shareholder agreement.
Dividends per share presented in these consolidated financial statements are calculated by dividing the aggregate dividends declared by the number of our shares at the record date of such dividend.

Restricted stock
Restricted stock
The restricted stock awards granted under our equity incentive plans as described in Note 16 contain only service conditions and are classified as equity settled. Accordingly, the fair value of our restricted stock awards was calculated by multiplying the average of the high and low share price on the grant date and the number of restricted stock shares granted that are expected to vest.  In accordance with IFRS 2 “Share Based Payment,” the share price at the grant date serves as a proxy for the fair value of services to be provided by the individual under the plan.
Compensation expense related to the awards is recognized ratably over the vesting period, based on our estimate of the number of awards that will eventually vest. The vesting period is the period during which an individual is required to provide service in exchange for an award and is updated at each balance sheet date to reflect any revisions in estimates of the number of awards expected to vest as a result of the effect of service vesting conditions. The impact of the revision of the original estimate, if any, is recognized in the consolidated statement of income or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity reserves.

Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty
In the application of the accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
The significant judgments and estimates are as follows:
Revenue recognition
Our revenue is primarily generated from time charters, spot voyages, or pools (see Note 18 for the components of our revenue generated during the years ended December 31, 2018, 2017 and 2016). Revenue recognition for time charters and pools is generally not as complex or as subjective as voyage charters (spot voyages). Time charters are for a specific period of time at a specific rate per day. For long-term time charters, revenue is recognized on a straight-line basis over the term of the charter. Pool revenues are determined by the pool managers from the total revenues and expenses of the pool and allocated to pool participants using a mechanism set out in the pool agreement.
We generated revenue from spot voyages during the years ended December 31, 2018 and December 31, 2017. Within the shipping industry, prior to January 1, 2018 (as discussed below under Standards and Interpretations issued and adopted in 2018), there were two methods used to account for spot voyage revenue: (1) ratably over the estimated length of each voyage or (2) completed voyage. The recognition of voyage revenues ratably over the estimated length of each voyage was the most prevalent method of accounting for voyage revenues and the method used by us. Under each method, voyages were calculated on either a load-to-load or discharge-to-discharge basis. In applying our revenue recognition method, we believed that the discharge-to-discharge basis of calculating voyages more accurately estimated voyage results than the load-to-load basis. In the application of this policy, we did not begin recognizing revenue until (i) the amount of revenue could be measured reliably, (ii) it was probable that the economic benefits associated with the transaction would flow to the entity, (iii) the transactions stage of completion at the balance sheet date could be measured reliably and (iv) the costs incurred and the costs to complete the transaction could be measured reliably.
Subsequent to January 1, 2018, we recognize spot market revenue ‘over time’ as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the vessel. Under IFRS 15, the performance obligation has been identified as the transportation of cargo from one point to another. Therefore, in a spot market voyage under IFRS 15, revenue is now recognized on a pro-rata basis commencing on the date that the cargo is loaded and concluding on the date of discharge. Moreover, we changed the methodology for recognizing voyage expenses to comply with IFRS 15. Under IFRS 15, voyage costs incurred in the fulfillment of a voyage charter are deferred and amortized over the course of the charter commencing on the date that the cargo is loaded and concluding on the date of discharge. Voyage costs are only deferred if they (i) relate directly to such charter, (ii) generate or enhance resources to be used in meeting obligations under the charter and (iii) are expected to be recovered.
Vessel impairment
We evaluate the carrying amounts of our vessels and vessels under construction to determine whether there is any indication that those vessels have suffered an impairment loss. If any such indication exists, the recoverable amount of vessels is estimated in order to determine the extent of the impairment loss (if any).
Recoverable amount is the higher of fair value less costs to sell (determined by taking into consideration two independent broker valuations) and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The projection of cash flows related to vessels is complex and requires us to make various estimates including future freight rates, earnings from the vessels and discount rates. All of these items have been historically volatile. As part of our process of assessing fair value less costs to sell of the vessel, we obtain vessel valuations for our operating vessels from leading, independent and internationally recognized ship brokers on an annual basis or when there is an indication that an asset or assets may be impaired. We generally do not obtain vessel valuations for vessels under construction. If an indication of impairment is identified, the need for recognizing an impairment loss is assessed by comparing the carrying amount of the vessels to the higher of the fair value less costs to sell and the value in use. Likewise, if there is an indication that an impairment loss recognized in prior periods no longer exists or may have decreased, the need for recognizing an impairment reversal is assessed by comparing the carrying amount of the vessels to the latest estimate of recoverable amount.
At December 31, 2018, we reviewed the carrying amount of our vessels to determine whether there was an indication that these assets had suffered an impairment. First, we compared the carrying amount of our vessels to their fair values less costs to sell (determined by taking into consideration two independent broker valuations). We then compare that estimate of market values (less an estimate of selling costs) to each vessel’s carrying value and, if the carrying value exceeds the vessel’s market value, an indicator of impairment exists. We also consider sustained weakness in the product tanker market as an impairment indicator. If we determined that impairment indicators exist, then we prepared a value in use calculation where we estimated each vessel’s future cash flows. These estimates are primarily based on a combination of the latest, published, forecast time charter rates for the next three years, a growth rate of 2.47% in freight rates in each period thereafter (which is based off of historical and forecast inflation rates) and our best estimates of vessel operating expenses and drydock costs. These cash flows were then discounted to their present value, using a pre-tax discount rate of 8.29%.
At December 31, 2018, we owned or financed leased 109 vessels in our fleet. The results of our impairment test were as follows:

•	34 of our owned or financed leased vessels in our fleet had fair values less costs to sell greater than their carrying amount. As such, there were no indicators of impairment for these vessels.

•
75 of our owned or finance leased vessels in our fleet had fair values less costs to sell less than their carrying amount. We prepared a value in use calculation for each of these vessels which resulted in no impairment being recognized

Vessel lives and residual value
The carrying value of each of our vessels represents its original cost at the time it was delivered or purchased less depreciation and impairment. We depreciate our vessels to their residual value on a straight-line basis over their estimated useful lives of 25 years. The estimated useful life of 25 years is management’s best estimate and is also consistent with industry practice for similar vessels. The residual value is estimated as the lightweight tonnage of each vessel multiplied by a forecast scrap value per ton. The scrap value per ton is estimated by taking into consideration the historical four-year scrap market rate average at the balance sheet date, which we update annually.
An increase in the estimated useful life of a vessel or in its scrap value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or scrap value would have the effect of increasing the annual depreciation charge.
When regulations place significant limitations over the ability of a vessel to trade on a worldwide basis, the vessel’s useful life is adjusted to end at the date such regulations become effective. No such regulations have been identified that would have impacted the estimated useful life of our vessels. The estimated salvage value of the vessels may not represent the fair market value at any one time since market prices of scrap values tend to fluctuate.
Deferred drydock cost
We recognize drydock costs as a separate component of each vessel’s carrying amount and amortize the drydock cost on a straight-line basis over the estimated period until the next drydock. We use judgment when estimating the period between when drydocks are performed, which can result in adjustments to the estimated amortization of the drydock expense. If the vessel is disposed of before the next drydock, the remaining balance of the deferred drydock is written-off and forms part of the gain or loss recognized upon disposal of vessels in the period when contracted. We expect that our vessels will be required to be drydocked approximately every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are operating. Costs capitalized as part of the drydock include actual costs incurred at the drydock yard and parts and supplies used in making such repairs.